BRIDGE NOTES PAYABLE (Details Narrative) - Varian Biopharmaceuticals [Member] - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Interest expense	$ 59,039	$ 0
Accretion	$ 140,987	$ 0